Offerings - Offering: 1	Nov. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value per share
Amount Registered | shares	10,863,520
Proposed Maximum Offering Price per Unit	14.52
Maximum Aggregate Offering Price	$ 157,738,310.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,783.66
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act of 1933, as amended (the “Securities Act”), based on a Proposed Maximum Offering Price Per Unit of $14.52, which was determined based on the average of the high and low prices of one of TELUS Corporation’s (the “Company”) common shares, no par value (“Common Shares”), as reported by the New York Stock Exchange on November 3, 2025.

(2) Pursuant to Rule 416 of the Securities Act, this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional Common Shares that become issuable under the TELUS International (Cda) Inc. Amended and Restated 2021 Omnibus Incentive Plan (the “Plan”) pursuant to this Registration Statement by reason of any stock dividend, stock split, recapitalization or any other similar transaction that results in an increase in the number of the Company’s outstanding Common Shares.